Segment Disclosure - Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment disclosure
Total revenues	$ 129,211	$ 94,087	$ 276,204	$ 176,332
Australia
Segment disclosure
Total revenues	34,611	40,437	82,246	75,049
Peru
Segment disclosure
Total revenues	23,414	24,336	63,543	39,009
Other Latin America
Segment disclosure
Total revenues	19,730	6,934	36,260	14,483
Cote d'Ivoire
Segment disclosure
Total revenues	9,534	6,014	29,376	14,450
United States
Segment disclosure
Total revenues	10,098	7,159	21,343	13,250
Mongolia
Segment disclosure
Total revenues	17,746	0	17,746	2,690
South Africa
Segment disclosure
Total revenues	10,468	4,587	17,226	9,346
Canada
Segment disclosure
Total revenues	$ 3,610	$ 4,620	$ 8,464	$ 8,055